Concentration of Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 HKD ($)
Concentration of Risk [Line Items]
Description of credit risk	cash balance of SGD 133,534,911 approximately RMB 747,128,561 (USD 109,696,011) was maintained at DI Scheme banks in Singapore, of which SGD 141,459,883 approximately RMB 744,149,716 (USD 109,258,647) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2026, cash balance of USD 7,642,623 (RMB 52,053,140) was deposited with a financial institution located in US, of which USD 6,847,935 (RMB 46,640,604) was subject to credit risk.
Insured amount					$ 100,000
HONG KONG
Concentration of Risk [Line Items]
Cash	$ 51,216,363			¥ 348,829,527		$ 401,622,851
Credit risk	49,660,656			338,233,765		389,423,481
Insured amount						$ 800,000
CHINA
Concentration of Risk [Line Items]
Cash deposits | ¥				500,000
Cash	29,805,546			203,002,597
Credit risk	$ 24,758,707			¥ 168,629,078
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	29.40%	13.50%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage			39.00%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	27.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.01%	11.23%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage			15.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	18.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage			13.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	12.00%
Customer Concentration Risk [Member] | Four Customer [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%
Supplier Concentration Risk [Member] | One Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	20.03%	16.62%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	25.00%		32.00%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.77%	12.67%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.00%		21.00%
Supplier Concentration Risk [Member] | Three Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.86%	11.45%
Supplier Concentration Risk [Member] | Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	14.00%		11.00%
Supplier Concentration Risk [Member] | Four vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	12.00%		11.00%
Supplier Concentration Risk [Member] | Five Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%		10.00%